Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
Liabilities:
Contingent consideration in respect of acquisition	$ 4,687	$ 3,550	$ 3,980
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading Securities			683
Total			$ 9,731
Liabilities:
Total
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading Securities
Fair value of derivatives	$ 294		$ 678
Total	294		$ 678
Liabilities:
Contingent consideration in respect of acquisition
Fair value of loan	15,799
Fair value of currency derivatives			$ 415
Total	$ 15,799		$ 415
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading Securities
Fair value of derivatives
Total
Liabilities:
Contingent consideration in respect of acquisition	$ 4,687		$ 3,980
Fair value of currency derivatives
Total	$ 4,687		$ 3,980
Corporate Debentures [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities			$ 8,263
Corporate Debentures [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities
Corporate Debentures [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities
US Government or Government [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities			$ 785
US Government or Government [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities
US Government or Government [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities